Business Segments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Business Segments
Number of reporting segments	3
Number of alternate site providers in the United States to whom medical equipment outsourcing services are provided	4,425
Segment Information
Net Sales	$ 415,326	$ 355,156	$ 312,112
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	147,744	129,169	108,374
Assets	937,413	936,932	833,028
Amortization	18,247	22,000	16,295
Amortization and Depreciation	96,691	96,612	91,739
Capital Expenditures	65,890	87,118	76,998
Selling, general and administrative	109,247	100,948	89,336
Restructuring, acquisition and integration expenses	7,474	3,483	0
Loss on extinguishment of debt	12,339
Interest expense	55,697	55,020	46,457
Loss before income taxes and non controlling interest	(37,013)	(30,282)	(27,419)
Minimum
Segment Information
Number of acute care hospitals to whom medical equipment outsourcing services are provided	4,290
Number of technicians and professionals located in the nationwide network of offices of the entity	325
Medical Equipment Outsourcing
Segment Information
Net Sales	302,718	275,910	245,145
Medical equipment depreciation	70,761	68,032	69,496
Gross margin	121,205	110,175	89,439
Assets	465,192	461,285	409,315
Amortization	13,771	17,252	11,625
Technical and Professional Services
Segment Information
Net Sales	82,236	54,058	44,426
Gross margin	19,808	13,540	12,736
Assets	83,791	84,483	85,175
Amortization	692	692	692
Medical Equipment Sales And Remarketing
Segment Information
Net Sales	30,372	25,188	22,541
Gross margin	6,731	5,454	6,199
Assets	18,603	18,603	18,603
Corporate and Unallocated
Segment Information
Assets	369,827	372,561	319,935
Amortization and Depreciation	11,467	10,636	9,926
Capital Expenditures	$ 65,890	$ 87,118	$ 76,998